P E A R  T R E E    F U N D S

May 31, 2013

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
100 F Street N.E.
Washington, DC  20549

Re:           Pear Tree Funds (the “Trust”)
           File Nos. (333-102055) and (811-03790)
           Post-Effective Amendment No. 52

Ladies and Gentlemen:

On behalf of the Trust, transmitted herewith for filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, is a post-effective amendment to the registration statement (“Amendment”) of the Trust.

The Amendment is being filed for the purpose of amending and updating the Registrant’s Prospectus and Statement of Additional Information for the five current series of the Registrant: Pear Tree PanAgora Dynamic Emerging Markets Fund, Pear Tree Polaris Foreign Value Fund, Pear Tree Polaris Foreign Small Cap Value Fund, Pear Tree Quality Fund, and Pear Tree Columbia Small Cap Fund.  The Amendment does not supersede the amendment relating to the registration of a new series of the Registrant, Pear Tree PanAgora Risk Parity Emerging Markets Fund, and beneficial interests of such series.

Please contact the undersigned at (781) 676-5967 with any questions or comments.

Very truly yours,

/s/ Kelly J. Lavari

Kelly J. Lavari
Clerk of the Trust

55 Old Bedford Road, Lincoln, MA 01773  ■  800-331-1244  ■  fax 781-259-1166  ■  www.peartreefunds.com
Distributed by U.S. Boston Capital Corporation, Member FINRA/SIPC